Hedge accounting	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Hedge accounting

Note 9 – Hedge accounting

There are three types of hedge relations: Fair value hedge, Cash flow hedge, and Hedge of net investment in foreign operations.

a)	Cash flow hedge

To hedge the variation of future cash flows of interest payment and receipts and exposure to futures interest rate, ITAÚ UNIBANCO HOLDING uses futures contracts traded at B3 and Chicago Stock Exchange, related to certain fixed assets and liabilities, denominated in Brazilian Reais and US Dollars, futures Euro-Dollar and interest rate swaps, related to redeemable preferred shares, denominated in US Dollars, issued by one of our subsidiaries, DDI Futures contracts and Dollar Purchase Options, traded on B3, related to highly probable forecast transactions denominated in US Dollars and NDF (Non Deliverable Forward) and currency swap, contracts traded in the over-the-counter market, related to highly probable forecast transactions not accounted for.

Under a DI Futures contract, a net payment (receipt) is made for the difference between an amount multiplied by the CDI rate and an amount computed and multiplied by a fixed rate. Under an interest rate swap, currency and futures Euro-Dollar, a net payment (receipt) is made for the difference between an amount computed multiplied by the LIBOR rate and an amount computed and multiplied by a fixed rate. In DDI Future contracts, NDF and Forwards, the gain (loss) on exchange variation is computed as the difference between two periods of market quotation between the US Dollar and the contracted currency.

The cash flow hedge strategies of ITAÚ UNIBANCO HOLDING consist of a hedge of exposure to variations in cash flows, payment of interest and exposure to interest rate, which are attributable to changes in interest rates related to assets and liabilities recognized and changes in interest rates of unrecognized assets and liabilities.

ITAÚ UNIBANCO HOLDING has applied cash flow hedge strategies as follows:

•	Hedge of time deposits and repurchase agreements: hedge of the variability in cash flows of interest payments resulting from changes in the CDI interest rate;

•	Hedge of highly probable forecast transactions: to protect the payment cash flow of contractual agreements in foreign currency related to the volatility risk of foreign exchange rate;

•	Hedge of Syndicated Loan: hedge the variability in cash flow of interest payments resulting from changes in the LIBOR interest rate;

•	Hedge of asset transactions: to hedge the variations in cash flows of interest receipts resulting from changes in the CDI rate;

•	Hedge of assets denominated in UF*: to hedge the variations in cash flows of interest receipts resulting from changes in the UF*;

•	Hedge of Funding: to hedge the variations in cash flows of interest payments resulting from changes in the TPM* rate and foreign exchange;

•	Hedge of loan operations: variations in cash flows of interest receipts resulting from changes in the TPM* rate;

•	Hedge of asset-backed securities under repurchase agreements: changes in cash flows from interest received on changes in Selic (benchmark interest rate).

*	UF – Chilean unit of account / TPM – Monetary policy rate

To evaluate the effectiveness and to measure the ineffectiveness of such strategies, ITAÚ UNIBANCO HOLDING uses the hypothetical derivative method. The hypothetical derivative method is based on a comparison of the change in the fair value of a hypothetical derivative with terms identical to the critical terms of the variable-rate liability, and this change in the fair value of a hypothetical derivative is considered a proxy of the present value of the cumulative change in the future cash flow expected for the hedged liability.

All hedge relationships were designated between 2008 and 2017. Periods in which expected cash flows should be paid and affect the income statement are as follows:

•	Hedge of time deposits and agreements to resell: interest paid / received daily;

•	Hedge of highly probable forecast transactions: foreign exchange amount paid / received on future dates;

•	Hedge of Syndicated Loan: interest paid / received daily;

•	Hedge of asset transactions: interest paid / received monthly;

•	Hedge of assets denominated in UF: interest received monthly;

•	Hedge of funding: interest paid monthly;

•	Hedge of loan operations: interest received monthly;

•	Hedge of redeemable preferred shares: interest paid / received every monthly.

Following we present gains (or losses) of the effective and ineffective of the strategies of cash flow hedge.

	12/31/2017		12/31/2016
Hedge instruments	Accumulated effective portion	Ineffective portion	Accumulated effective portion	Ineffective portion
Interest rate futures	(2,127)	152	(2,051)	10
Foreign exchange option	(6)	—	—	—
Interest rate swap	(31)	7	(27)	(2)

Total	(2,164)	159	(2,078)	8

The effective portion is recognized in the stockholders’ equity, under other comprehensive income and the ineffective portion is recognized in the statement of income under net gain (loss) on investment securities and derivatives.

To hedge future cash flows of highly probable forecast transactions, arising from futures contracts in foreign currency, against the exposure to future interest rate, ITAÚ UNIBANCO HOLDING negotiated DDI Futures contracts and Dollar Purchase Options, traded on B3 and NDF (Non Deliverable Forward) contracts traded in the over-the-counter market.

At 12/31/2017, the gain (loss) on cash flow hedge expected to be reclassified from Comprehensive Income to Income in the following 12 months is R$ (1,750) (R$ 130 at 12/31/2016).

b)	Hedge of net investment in foreign operations

ITAÚ UNIBANCO HOLDING strategies of net investments in foreign operations consist of a hedge of the exposure in foreign currency arising from the functional currency of the foreign operation, with respect to the functional currency of the head office.

To hedge the changes of future cash flows of exchange variation of net investments in foreign operations, ITAÚ UNIBANCO HOLDING uses DDI Futures contracts traded at B3, Financial Assets and Forward contracts or NDF contracts entered into by our subsidiaries abroad.

In DDI Future contracts, the gain (loss) on exchange variation is computed as the difference between two periods of market quotation between the US Dollar and Brazilian Real. In the Forward or NDF contracts and Financial Assets, the gain (loss) on exchange variation is computed as the difference between two periods of market quotation between the functional currency and the US Dollar.

ITAÚ UNIBANCO HOLDING applies the hedge of net investment in foreign operations as follows:

To hedge the risk of variation in the investment amount, when measured in Brazilian Reais (the head office’s functional currency), arising from changes in exchange rates between the functional currency of the investment abroad and the Brazilian Real.

To evaluate the effectiveness and to measure the ineffectiveness of such strategies, ITAÚ UNIBANCO HOLDING uses the Dollar Offset Method. The Dollar Offset Method is based on a comparison of the change in fair value (cash flow) of the hedge instrument, attributable to changes in exchange rate and gain (loss) arising from the variation in exchange rates, on the amount of investment abroad designated as a hedged item.

Hedge relationships were designated in 2011 and 2017 and the hedge instruments will mature on the sale of investments abroad, which will be in the period when the cash flows of exchange variation are expected to occur and affect the statement of income.

Following we present gains (or losses) of the effective and ineffective of the strategies of Hedge of net investment in foreign operations:

	12/31/2017		12/31/2016
Hedge instrument	Accumulated effective portion	Ineffective portion	Accumulated effective portion	Ineffective portion
DDI futures	(7,501)	(41)	(7,490)	(51)
Forward	623	38	683	(48)
NDF	1,411	9	2,312	(35)
Financial assets	(40)	(2)	43	2

Total	(5,507)	5	(4,452)	(132)

The effective portion is recognized in the stockholders’ equity, under other comprehensive income and the ineffective portion is recognized in the statement of income under net gain (loss) on investment securities and derivatives.

DDI Futures is a futures contract in which participants may trade a clean coupon for any period between the first maturity of the futures contract of foreign currency coupon (DDI) and a later maturity.

NDF (Non Deliverable Forward), or Forward Contract of Currency without Physical Delivery is a derivative traded on over-the-counter market, which has the foreign exchange rate of a given currency as its subject.

c)	Fair value hedge

The fair value hedge strategy of ITAÚ UNIBANCO HOLDING consists in hedging the exposure to variation in fair value, in the receipt and payment of interest related to recognized assets and liabilities.

To hedge the market risk variation in the receipt and payment of interest, ITAÚ UNIBANCO HOLDING uses interest rate swap contracts related to prefixed operations expressed in Chilean Unit of Account—CLF, fixed rate and denominated in Euros and US dollars, issued by subsidiaries in Chile, London, and Colombia, respectively.

Under an interest rate swap contract, net receipt (payment) is made for the difference between the amount computed and multiplied by variable rate and an amount computed and multiplied by a fixed rate.

ITAÚ UNIBANCO HOLDING has applied fair value hedge as follows:

•	To protect the risk of variation in the fair value of receipt and payment of interest resulting from variations in the fair value of variable rates involved.

•	To hedge the variations in cash flows of interest receipts resulting from changes in the CDI rate.

To evaluate the effectiveness and to measure the ineffectiveness of such strategy, ITAÚ UNIBANCO HOLDING uses the percentage approach and dollar offset method:

•	The percentage approach is based on the calculation of change in the fair value of the reviewed estimate for the hedged position (hedge item) attributable to the protected risk versus the change in the fair value of the hedged derivative instrument.

•	The dollar offset method is calculated based on the difference between the variation of the fair value of the hedging instrument and the variation in the fair value of the hedged item attributed to changes in the interest rate.

Hedge relationships were designated between 2012 and 2017, and maturities of related swaps will occur between 2018 and 2035. Receipts (payments) of interest flows are expected to occur on a monthly basis, and they will affect the statement of income.

Following we present gains (or losses) of the effective and ineffective portions of the strategies of fair value hedge.

	12/31/2017		12/31/2016
Hedge instrument used	Accumulated effective portion	Ineffective portion	Accumulated effective portion	Ineffective portion
Interest rate swap	105	(6)	(90)	(6)

Total	105	(6)	(90)	(6)

The effective and ineffective portion are recognized in the statement of income under net gain (loss) on investment securities and derivatives.

The tables below present, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the carrying amount of the hedged item:

	12/31/2017			12/31/2016
Strategies	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustments	Carrying value	Notional amount	Fair value adjustments	Carrying value
Hedge of deposits and repurchase agreements	62,667	(32)	62,667	83,068	(8)	83,580
Hedge of syndicated loan (Cash flow)	—	—	—	6,844	(46)	6,844
Hedge of highly probable forecast transactions	232	2	219	—	—	—
Hedge of net investment in foreign operations (*)	22,701	49	13,074	21,449	221	12,330
Hedge of loan operations (Market risk)	5,977	52	5,977	2,692	(91)	2,692
Hedge of loan operations (Cash flow)	1,124	14	1,124	1,121	15	1,121
Hedge of funding (Market risk)	12,157	(114)	12,157	8,659	9	8,659
Hedge of funding (Cash flow)	6,444	(16)	6,444	4,273	(22)	4,273
Hedge of syndicated loan (Market risk)	794	0	794	—	—	—
Hedge of assets transactions	23,919	2	23,490	24,168	312	26,495
Hedge of Asset-backed securities under repurchase agreements	31,855	11	31,099	2,546	24	2,524
Hedge of assets denominated in UF	15,227	(28)	15,227	13,147	(20)	13,147
Hedge of available-for-sale securities	482	34	482	472	(14)	472

Total	183,579	(26)	172,754	168,439	380	162,137

(*)	Hedge instruments include the overhedge rate of 44.65% regarding taxes.

The table below shows the breakdown by maturity of the hedging strategies:

Strategies	12/31/2017
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	31,471	11,205	6,210	12,125	—	1,656	—	62,667
Hedge of highly probable forecast transactions	162	70	—	—	—	—	—	232
Hedge of net investment in foreign operations (*)	22,701	—	—	—	—	—	—	22,701
Hedge of loan operations (Market risk)	268	143	628	1,502	1,335	642	1,459	5,977
Hedge of loan operations (Cash flow)	—	—	27	157	75	865	—	1,124
Hedge of funding (Market risk)	2,399	3,669	799	218	348	2,099	2,625	12,157
Hedge of funding (Cash flow)	1,646	749	1,026	884	525	1,614	—	6,444
Hedge of syndicated loan (Market risk)	794	—	—	—	—	—	—	794
Hedge of assets transactions	16,726	5,940	—	1,253	—	—	—	23,919
Hedge of Asset-backed securities under repurchase agreements	251	25,209	3,956	1,349	—	1,090	—	31,855
Hedge of assets denominated in UF	12,352	2,822	—	53	—	—	—	15,227
Hedge of available-for-sale securities	—	—	223	—	—	259	—	482

Total	88,770	49,807	12,869	17,541	2,283	8,225	4,084	183,579

(*)	Classified as current, since instruments are frequently renewed.

	12/31/2016
Strategies	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	32,132	28,616	10,188	5,646	6,070	416	—	83,068
Hedge of syndicated loan (Cash flow)	6,844	—	—	—	—	—	—	6,844
Hedge of net investment in foreign operations (*)	21,449	—	—	—	—	—	—	21,449
Hedge of loan operations (Cash flow)	123	—	—	24	141	833	—	1,121
Hedge of assets transactions	4,627	13,719	4,890	—	932	—	—	24,168
Hedge of assets denominated in UF	8,940	2,598	1,558	—	51	—	—	13,147
Hedge of funding (Cash flow)	121	1,485	73	536	774	1,284	—	4,273
Hedge of Asset-backed securities under repurchase agreements	—	—	1,465	918	163	—	—	2,546
Hedge of loan operations (Market risk)	189	422	63	29	93	335	1,561	2,692
Hedge of available-for-sale securities	—	—	—	218	—	254	—	472
Hedge of funding (Market risk)	1,266	2,460	3,433	701	72	488	239	8,659

Total	75,691	49,300	21,670	8,072	8,296	3,610	1,800	168,439

(*)	Classified as current, since instruments are frequently renewed.